Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Cash Balances Include Demand Deposits

Cash balances include demand deposits in:

	December 31,
	2012	2013
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	47,358,807	713,371,057
—Denominated in US$	16,519,981	723,094

Total cash balances held at mainland PRC financial institutions	63,878,788	714,094,151

Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
—Denominated in RMB	5,693,406	106,581
—Denominated in Hong Kong dollar	1,704,880	62,206
—Denominated in US$	6,704,840	32,652,558
—Denominated in British pound	18,604	18,413

Total cash balances held at HKSAR financial institutions	14,121,730	32,839,758

Financial institutions in United States
—Denominated in RMB	—	64,145
—Denominated in US$	5,263,420	12,131,440

Total cash balances held at United States financial institutions	5,263,420	12,195,585

Total cash balances held at financial institutions	83,263,938	759,129,494

Summary of Useful Lives Calculated on Straight Line Method

Depreciation expense is calculated based on the straight line method over the following useful lives, taking into consideration the assets’ estimated residual value:

Computer equipment	3 to 5 years
Office equipment and furniture	3 to 5 years
Motor vehicles	4 years
Leasehold improvements	the shorter of the lease terms or the estimated useful lives of the assets

Schedule of Revenue Derived from Customer	Revenue derived from this customer is as follows:

	2011		2012		2013
	RMB	%	RMB	%	RMB	%
Customer A	23,418,536	24%	54,564,962	29%	68,220,511	21%

Summary of Customers Accounting for 10% or More of Accounts Receivable, Net	Customers accounting for 10% or more of accounts receivable, net are as follows:

	December 31,
	2012		2013
	RMB	%	RMB	%
Customer A	13,447,447	29%	16,397,159	19%
Customer B	—	—	15,800,361	19%

Employee Benefit Expenses Recognized under Plans

Employee benefit expenses recognized under these plans for the years ended December 31, 2011, 2012 and 2013 are allocated to the following items:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	2,777,669	3,040,042	3,188,742
Research and development expenses	2,938,029	3,622,003	4,520,663
Selling and marketing expenses	2,726,135	4,174,193	4,379,517
General and administrative expenses	1,925,832	2,034,011	2,592,891

Total employee benefit expenses	10,367,665	12,870,249	14,681,813

Schedule of Assets and Liabilities, Revenues, Net Income (Loss) and Cash Flows of VIEs

The assets and liabilities of the VIEs as of December 31, 2012 and 2013 and the revenues, net income (loss) and cash flows for the years ended December 31, 2011, 2012 and 2013 are as follows:

	December 31,
	2012	2013
	RMB	RMB
Cash	48,046,536	52,345,013
Short-term investment	—	1,500,000
Accounts receivable, net	46,339,590	68,544,138
Prepaid expenses and other current assets	10,228,548	11,747,964
Amounts due from related parties	21,424,807	114,891,133
Deferred income tax assets	6,903,561	11,902,908

Total current assets	132,943,042	260,931,156

Property and equipment, net	7,877,323	8,902,848
Intangible assets, net	1,489,031	2,070,778
Other non-current assets	3,555,345	4,354,820

Total assets	145,864,741	276,259,602

Accounts payable	5,056,562	9,291,942
Accrued expenses and other current liabilities	38,890,746	44,224,588
Amounts due to related parties	145,027,552	158,443,366
Income tax payable	—	7,860,663

Total current liabilities	188,974,860	219,820,559

Non-current liabilities	2,220,000	—

Total liabilities	191,194,860	219,820,559

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Revenues	96,465,122	184,887,591	313,398,188
Net income (loss)	(31,395,906)	17,517,799	102,669,162

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(23,543,473)	(2,669,330)	23,575,560
Net cash provided by (used in) investing activities	44,049,182	(9,714,048)	(33,227,083)
Net cash provided by (used in) financing activities	(6,390,000)	(5,840,000)	13,950,000